Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	The North Carolina Capital Management Trust
Entity Central Index Key	0000702149
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
North Carolina Capital Management Trust - Government Portfolio
Shareholder Report [Line Items]
Fund Name	Government Portfolio
Class Name	Government Portfolio
Trading Symbol	NCCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Government Portfolio for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-222-3232.
Additional Information Phone Number	1-800-222-3232
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Portfolio	$ 14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Net Assets	$ 20,859,629,655
Holdings Count | shares	573
Advisory Fees Paid, Amount	$ 45,135,495
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$20,859,629,655
Number of Holdings	573
Total Advisory Fee	$45,135,495

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 52.5 8-30 9.8 31-60 7.6 61-90 8.5 91-180 16.8 >180 5.4 U.S. Treasury Obligations 41.3 U.S. Government Agency - Debt 32.2 Repurchase Agreements 27.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 41.3 U.S. Government Agency - Debt - 32.2 Repurchase Agreements - 27.1 Net Other Assets (Liabilities) - (0.6)%